Business segment information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Total property, plant and equipment	$ 9,500	$ 9,439
HONG KONG
Total property, plant and equipment	750	797
The PRC
Total property, plant and equipment	$ 8,750	$ 8,642